INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the year	$ 27,322,003	$ 19,366,001	$ 31,338,034
Adjustment of opening net book amount for the application of IAS 29		4,273,416
Purchases of the period	88,195,797	88,380,452	65,825,381
Production costs	10,998,165	11,558,513	14,002,049
Foreign currency translation	(3,601,829)	(9,291,498)	(14,704,912)
Subtotal	122,914,136	114,286,884	96,460,552
Inventories as of the end of the year	29,338,548	27,322,003	19,366,001
Cost of sales	$ 93,575,588	$ 86,964,881	$ 77,094,551